GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Gross carrying amount and accumulated amortization of intangible assets

At December 31, 2012, the gross carrying amount and accumulated amortization of intangible assets, other than goodwill, are as follows:

	Gross Assets	Accumulated Amortization	Net
Trademarks and tradename	$5,988,256	$(109,540)	$5,878,716
Customer lists	1,857,000	-	1,857,000
Technology rights	303,664	(77,779)	225,885
Technology – patent pending	551,559	-	551,559
Other intangibles assets	154,470	(49,106)	105,364

Total	$8,854,949	(236,425)	$8,618,524

At December 31, 2011, the gross carrying amount and accumulated amortization of intangible assets, other than goodwill, are as follows:

	Gross Assets	Accumulated Amortization	Net
Trademarks and tradename	$6,266,684	$-	$6,266,684
Customer lists	1,857,000	-	1,857,000
Technology rights	303,664	(51,269)	252,395
Technology – patent pending	551,559	-	551,559
Other intangibles assets	74,127	(34,724)	39,403

Total	$9,053,034	$(85,993)	$8,967,041